Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.875% Notes due 2032
Amount Registered | shares	1,050,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,050,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 145,005.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated and is being paid in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), based on the maximum aggregate offering price of the registrant's 8.875% Notes due 2032 (the "Notes").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 8.875% Notes due 2032
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Notes are being guaranteed, jointly and severally, on a senior unsecured basis, by certain U.S. and Canadian subsidiaries of the registrant that also guarantee the registrant's obligations under certain of its senior secured credit facilities and senior unsecured notes. Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable with respect to such guarantees.